Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	78 Months Ended	100 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000186112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invenomic Fund
C000211283
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invenomic Fund
C000186113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invenomic Fund
Without Sales Load [Member] | C000186112
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.84%)	23.34%		15.48%
Without Sales Load [Member] | C000211283
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.58%)	23.65%	17.18%
Without Sales Load [Member] | C000186113
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.07%)	23.07%		15.21%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.21%	17.26%		14.42%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent	20.21%	17.26%	15.55%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.21%	17.26%		14.42%